UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--10.0%
Carnival	249,620	5,391,792
Darden Restaurants	155,515	5,327,944
Family Dollar Stores	173,941	5,804,411
Home Depot	600,318	14,143,492
International Game Technology	358,728	3,307,472
Kohl's	113,630 a	4,808,822
Macy's	452,470	4,026,983
News, Cl. A	1,587,986	10,512,467
Omnicom Group	216,300	5,061,420
Ross Stores	136,610	4,901,567
SK Equity Fund, LP (Units)	1.28 c	78,260
Time Warner	276,253	5,331,676
Time Warner Cable, Cl. A	69,342	1,719,686
		70,415,992
Consumer Staples--12.4%
Cadbury, ADR	177,856	5,389,037
Coca-Cola Enterprises	474,170	6,254,302
Colgate-Palmolive	150,454	8,873,777
CVS Caremark	190,324	5,232,007
Energizer Holdings	157,140 a	7,808,286
Kraft Foods, Cl. A	214,532	4,781,918
Lorillard	85,000	5,247,900
PepsiCo	348,100	17,920,188
Philip Morris International	400,565	14,252,103
Wal-Mart Stores	233,199	12,149,668
		87,909,186
Energy--14.7%
Anadarko Petroleum	107,400	4,176,786
Chevron	370,870	24,937,299
ENI, ADR	204,260	7,827,243
Exxon Mobil	77,937	5,307,510
Halliburton	252,912	3,912,549
Hess	155,580	8,432,436
Marathon Oil	405,530	10,661,384
National Oilwell Varco	242,370 a	6,958,443
Occidental Petroleum	268,680	14,952,042
Williams Cos.	282,070	3,209,957
XTO Energy	428,765	13,128,784
		103,504,433
Financial--10.4%
ACE	181,210	7,320,884
Ameriprise Financial	317,290	6,501,272
BlackRock	35,200	4,577,408
Charles Schwab	358,800	5,561,400
First Horizon National	598,776	6,430,857

Franklin Resources	115,210	6,206,363
JPMorgan Chase & Co.	535,720	14,239,438
KeyCorp	601,470	4,733,569
MetLife	178,970	4,075,147
Northern Trust	101,240	6,056,177
Wells Fargo & Co.	542,190	7,720,786
		73,423,301
Health Care--14.3%
Amgen	182,890 a	9,056,713
Baxter International	169,330	8,673,083
Biogen Idec	71,490 a	3,747,506
Cephalon	52,840 a	3,598,404
Covidien	162,365	5,397,013
Galen Partners II, LP (Units)	0.47 c	60,204
Gilead Sciences	74,730 a	3,461,494
Hospira	113,880 a	3,514,337
Life Technologies	160,750 a	5,221,160
McKesson	85,430	2,993,467
Medtronic	351,040	10,345,149
Owens & Minor	100,080	3,315,650
Pfizer	1,053,130	14,343,631
Schering-Plough	376,710	8,871,520
Vertex Pharmaceuticals	341,050 a	9,798,366
Wyeth	196,800	8,470,272
		100,867,969
Industrial--8.6%
Dover	260,630	6,875,419
FedEx	156,480	6,961,795
Fluor	184,900	6,388,295
General Electric	473,390	4,785,973
KBR	275,535	3,805,138
L-3 Communications Holdings	94,000	6,373,200
Masco	378,084	2,639,026
Norfolk Southern	265,550	8,962,313
Parker Hannifin	173,700	5,902,325
Tyco International	409,215	8,004,245
		60,697,729
Information Technology--19.2%
Apple	157,046 a	16,508,676
Broadcom, Cl. A	238,010 a	4,755,440
Cisco Systems	954,333 a	16,004,164
Google, Cl. A	40,853 a	14,219,295
Hewlett-Packard	452,600	14,510,356
Intel	812,264	12,224,573
International Business Machines	117,630	11,397,171
Microsoft	515,050	9,461,468
Oracle	595,568	10,761,914
QUALCOMM	304,996	11,867,394
Taiwan Semiconductor
Manufacturing, ADR	799,790	7,158,120
Visa, Cl. A	125,030	6,951,668
		135,820,239

Materials--2.0%
Freeport-McMoRan Copper & Gold	236,800	9,024,448
Mosaic	118,370	4,969,172
		13,993,620
Telecommunication Services--2.8%
AT & T	563,700	14,205,240
Metropcs Communications	323,086 a	5,518,309
		19,723,549
Utilities--4.8%
American Electric Power	381,580	9,638,711
Dominion Resources	226,420	7,016,756
Sempra Energy	239,230	11,061,995
Southern	208,540	6,385,495
		34,102,957
Total Common Stocks
(cost $851,065,756)		700,458,975

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,622,000)	4,622,000 [b]	4,622,000

Total Investments (cost $855,687,756)	99.9%	705,080,975
Cash and Receivables (Net)	.1%	552,812
Net Assets	100.0%	705,633,787

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $138,464 representing 0.02% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††
Galen Partners II, LP (Units)	5/1/96-1/3/97	751,784.01		127,987 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	257,039.01		60,999 per unit

  Average cost per unit.
  The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $855,687,756.

Net unrealized depreciation on investments was $150,606,781 of which $37,161,620 related to appreciated investment securities and $187,768,401 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices Observable Inputs		Unobservable Inputs	Total
Investment in Securities	704,942,511	0	138,464	705,080,975
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 12/31/2008	138,464
Realized gain (loss)	0
Change in unrealized appreciation	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 3/31/2009	138,464

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)